                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D

                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from July 27, 2006 to August 25, 2006

                   Commission File Number of issuing entity:
                          000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)


  Commission File Number          Commission File Number          Commission File Number
      of Depositor:                   of Depositor:                   of Depositor:
---------------------------     -------------------------     ----------------------------
000-21424-04, 333-130508-03     333-113579-02, 333-130508     333-113579-01, 333-130508-02

      American Express               American Express                American Express
   Receivables Financing           Receivables Financing           Receivables Financing
      Corporation II                Corporation III LLC             Corporation IV LLC
----------------------------    ----------------------------    ---------------------------
  (Exact name of depositor        (Exact name of depositor        (Exact name of depositor
as specified in its charter)    as specified in its charter)    as specified in its charter)

        13-3854638                      20-0942395                      20-0942445
   ---------------------           ---------------------           ---------------------
     (I.R.S. Employer                (I.R.S. Employer                (I.R.S. Employer
   Identification Number           Identification Number           Identification Number
      of depositor)                   of depositor)                   of depositor)



                    American Express                   American Express
                     Centurion Bank                       Bank, FSB
               -------------------------           --------------------------
               (Exact name of sponsor as           (Exact name of sponsor as
                specified in its charter)           specified in its charter)




         Delaware                                                   Not Applicable
--------------------------------                               ------------------------
 State or other jurisdiction of                                    (I.R.S. Employer
incorporation or organization of                               Identification Number of
    the issuing entity                                            the issuing entity

     c/o The Bank of New York
   101 Barclay Street, New York                                        10286
-----------------------------------                                  ----------
(Address of the principal executive                                  (Zip Code)
  offices of the issuing entity)


                                --------------------------------------
                                (Telephone number, including area code)

                                            Not Applicable
                     ---------------------------------------------------------
                    (Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.    Yes x      No

PART I - DISTRIUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

         Exhibit No.    Description
         -----------    -----------

         99 Monthly Servicer's Certificate for the Monthly Period ending August 25, 2006 and the related payment dates.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  September 15, 2006

                                       American Express Receivables Financing
                                       Corporation II,
                                       Depositor

                                       By:    /s/ Maureen Ryan
                                              -------------------------------
                                       Name:  Maureen Ryan
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation III LLC,
                                       Depositor

                                       By:    /s/ Andrea J. Moss
                                              -------------------------------
                                       Name:  Andrea J. Moss
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation IV LLC,
                                       Depositor

                                       By:    /s/ Daniel L. Follett
                                              -------------------------------
                                       Name:  Daniel L. Follett
                                       Title: President